Property, Plant, and Equipment, net (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Depreciation and amortization	$ 4,720	$ 3,206	$ 6,999	$ 5,807	$ 5,148
Research and Development Expense
Property, Plant and Equipment [Line Items]
Depreciation and amortization	$ 2,100	$ 1,300	$ 3,700	$ 1,200	$ 1,400